Capital disclosures	12 Months Ended
Dec. 31, 2025
Liquidity And Capitalization [Abstract]
Capital disclosures	Capital disclosures:
The Company’s objective in managing liquidity and capital is to safeguard the Company’s ability to continue as a going concern and to provide financial capacity and flexibility to meet its strategic objectives, with a focus on cash preservation and liquidity.

As at	Dec 31 2025	Dec 31 2024
Liquidity:
Cash and cash equivalents	$425,331	$891,910
Undrawn credit facility	600,000	500,000
Total liquidity	$1,025,331	$1,391,910
Capitalization:
Unsecured notes, including current portion	2,277,293	2,273,881
Term Loan A	347,933	—
Other limited recourse debt facilities, including current portion	127,674	141,054
Total debt	2,752,900	2,414,935
Non-controlling interests	283,451	287,707
Shareholders’ equity	2,443,208	2,093,559
Total capitalization	$5,479,559	$4,796,201
Total debt to capitalization [1]	50%	50%
Net debt to capitalization [2]	46%	39%
[1]     Total debt (including Other limited recourse debt facilities) divided by total capitalization.
[2]     Total debt (including Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.

The Company manages its liquidity and capital structure and makes adjustments to it in light of changes to economic conditions, the underlying risks inherent in its operations and capital requirements to maintain and grow its operations. The strategies employed by the Company may include the issue or repayment of general corporate debt, the issue of project debt, private placements by limited recourse subsidiaries, the issue of equity, the payment of dividends and the repurchase of shares.
The Company is not subject to any statutory capital requirements and has no commitments to sell or otherwise issue common shares except pursuant to outstanding employee stock options.
During the year, the Company repaid $200 million of Term Loan A facility, which was drawn on to finance the OCI Acquisition (refer to note 27 - Agreement to acquire OCI Global's methanol business). At December 31, 2025, the Company has access to a $600 million committed revolving credit facility, which is with a syndicate of high rated financial institutions.